Consolidated Statements of Operations and Comprehensive Income/(Loss) (Parentheticals)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Earnings/(loss) per ordinary share, diluted | (per share)	$ (0.19)	¥ (1.32)	¥ (0.15)	¥ 0.00
(Loss)/Earnings per ordinary share, diluted | (per share)	$ (0.04)	¥ (0.30)	¥ 0.03	¥ (3.66)
Weighted average number of ordinary shares, diluted (in Shares)	78,584,808	78,584,808	66,667,000	66,667,000